Revenue (Tables)	12 Months Ended
Aug. 31, 2024
Revenue [Abstract]
Schedule of Disaggregation of Revenue	Disaggregation of revenue
	For the year ended August 31,
	2022	2023	2024
	RMB	RMB	RMB
Tuition income from education programs	380,067	453,550	515,426
Tuition income from complementary training courses	139,459	145,976	133,662
Meal income from education service	358,643	352,353	356,411
Boarding income from education service	145,077	290,812	253,973
Commission income	148,154	200,169	274,314
Consulting service income	54,996	76,219	61,318
Operation service income	59,702	41,824	28,317
Camp service income	12,020	39,311	9,868
Other revenues	144,028	176,399	124,580
Less: sales tax	(2,855)	(4,486)	(2,663)
Total	1,439,291	1,772,127	1,755,206

Schedule of Contract Balances	Contract balances
	As of August 31,
	2023	2024
	RMB	RMB
Accounts receivable, net of allowance	13,800	18,793
Contract liabilities - Current	428,617	445,715
Non-current contract liabilities	971	866
Refund liabilities	10,129	9,872